Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Cost of Sales USD ($)	Dec. 31, 2010 Cost of Sales USD ($)	Dec. 31, 2012 SG&A USD ($)	Dec. 31, 2010 SG&A USD ($)	Dec. 31, 2012 Mapa Spontex USD ($)	Dec. 31, 2012 Mapa Spontex EUR (€)	Apr. 01, 2010 Mapa Spontex USD ($)	Apr. 01, 2010 Mapa Spontex EUR (€)	Dec. 31, 2012 Aero And Quickie USD ($)
Business Acquisition [Line Items]
Purchase price of acquired company								$ 275	€ 200			$ 270
Total value of the transaction of businesses acquisition										415	305
Net sales	6,696.1	6,679.9	6,022.7					539.0
Operating earnings (loss)	576.8	522.9	407.3					31.0
Amount of acquisition-related profit in inventory included in cost of sales				6.0	27.4
Transaction costs related to acquisition						$ 3.5	$ 23.1